Schedule of Investments
March 31, 2021 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.73%

Cable & Other Pay Television Services - 3.77%
Charter Communications, Inc. Class A (2)	796	491,148

Electronic Computers - 9.92%
Apple, Inc.	10,581	1,292,469

Fire, Marine & Casualty Insurance - 2.20%
Chubb Ltd. (Switzerland)	1,814	286,558

Hospital & Medical Service Plans - 3.65%
UnitedHealth Group, Inc.	1,277	475,133

Measuring & Controlling Devices - 3.55%
Thermo Fisher Scientific, Inc. (2)	1,014	462,769

Pharmaceutical Preparations - 11.22%
AbbVie, Inc.	2,684	290,462
Bristol-Myers Squibb Co.	4,927	311,041
Eli Lilly & Co.	3,113	581,571
Regeneron Pharmaceuticals, Inc. (2)	590	279,153

		1,462,227

Radio & TV Broadcasting & Communications Equipment - 3.56%
Qualcomm, Inc.	3,502	464,330

Retail-Building Materials, Hardware, Garden Supply - 3.99%
The Sherwin-Williams Co.	704	519,559

Retail-Catalog & Mail-Order Houses - 6.74%
Amazon.com, Inc. (2)	284	878,719

Retail-Drug Stores & Proprietary Stores - 3.15%
CVS Health Corp.	5,465	411,132

Retail-Variety Stores - 2.26%
Dollar Tree, Inc. (2)	2,575	294,734

Semiconductors & Related Devices - 4.95%
On Semiconductor Corp. (2)	15,508	645,288

Semiconductors Mfg. - 3.61%
MKS Instruments, Inc.	2,540	470,967

Services-Business Services - 9.05%
Akamai Technologies, Inc. (2)	3,708	377,845
Fidelity National Information Services, Inc.	3,082	433,360
MasterCard, Inc. Class A	1,036	368,868

		1,180,073

Services-Computer Programming Services - 2.28%
Cognizant Technology Solutions Corp. Class A	3,799	296,778

Services-Computer Programming, Data Processing, Etc. - 5.83%
Alphabet, Inc. Class A (2)	184	379,504
Alphabet, Inc. Class C (2)	184	380,628

		760,132

Services-Equipment Rental & Leasing - 4.25%
United Rentals, Inc. (2)	1,683	554,229

Services-Prepackaged Software - 7.65%
Activision Blizzard, Inc. (2)	4,197	390,321
Microsoft Corp.	2,571	606,165

		996,486

Trucking (No Local) - 3.02%
Landstar System, Inc.	2,387	393,998

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.08%
LKQ Corp. (2)	6,418	271,674

Total Common Stock	(Cost $ 5,248,585)	12,608,403

Money Market Registered Investment Companies - 3.32%

First American Government Obligation Fund Class Z 0.03% (5)	432,237	432,237

Total Money Market Registered Investment Companies	(Cost $ 432,237)	432,237

Total Investments - 100.05%	(Cost $ 5,680,822)	13,040,640

Liabilities in Excess of Other Assets - -.05%		(6,178)

Total Net Assets - 100.00%		13,034,462

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$13,040,640	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$13,040,640	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.